GENERAL (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of business acquisition details	CoolCo’s acquisitions closed on various dates from March 3, 2022 to April 5, 2022, as follows:

Date	Name	Purpose
March 3, 2022	Golar Hull M2022 Corp.	Owns and operates Golar Crystal
March 7, 2022	Golar LNG NB12 Corp.	Owns and operates Golar Frost
March 9, 2022	Golar Hull M2021 Corp.	Owns and operates Golar Seal
March 10, 2022	Golar Hull M2027 Corp.	Owns and operates Golar Bear
April 1, 2022	Golar LNG NB10 Corp.	Owns and operates Golar Glacier
April 1, 2022	Golar Hull M2047 Corp.	Owns and operates Golar Snow
April 5, 2022	Golar Hull M2048 Corp	Leases Golar Ice*
April 5, 2022	Golar LNG NB11 Corp	Leases Golar Kelvin*
April 5, 2022	The Cool Pool Limited	Commercial management company
*Golar agreed to remain as the guarantor of the payment obligations relating to LNG carriers owned and operated by two of the acquired Golar subsidiaries, Golar Ice and Golar Kelvin, in exchange for a guarantee fee of 0.5% on the outstanding contractual balances.
CoolCo’s acquisitions of the four management entities closed and conveyed on the date as follows:

Date	Name	Purpose
June 30, 2022	Cool Company Management d.o.o. (formerly Golar Management d.o.o.) (“Cool Croatia”)	Vessel management company in Croatia
June 30, 2022	Cool Company Management AS (formerly Golar Management Norway AS) (“Cool Norway”)	Vessel management company in Norway
June 30, 2022	Cool Company Management Ltd (“Cool UK”)*	Management company in United Kingdom
June 30, 2022	Cool Company Management Malaysia Sdn Bhd (“Cool Malaysia”)*	Management company in Malaysia
* Cool UK and Cool Malaysia were formed and incorporated in January 2022 and March 2022, respectively, therefore, no comparative results of operations of these entities therein are included within the Predecessor combined carve-out financial statements.
The table below presents the fair values and excess purchase consideration that were allocated to the assets acquired and liabilities assumed based upon fair values as determined by CoolCo.

	Predecessor (Combined Carve-out)		Successor (Consolidated)
(in $ millions)	Amounts de-recognized on disposal[1] (A)	Fair value and other adjustments[2] (B)	Fair value of amounts acquired C = A + B	Excess purchase consideration allocation (D)	Amounts recognized upon acquisition E = C + D
Assets Acquired
Vessels and equipment, net	1,387.3	(222.2)	1,165.1	27.9	1,193.0
Favorable Contract Intangible Assets	—	13.5	13.5	—	13.5
Assembled Workforce	—	4.5	4.5	0.1	4.6
Customer Relationships	—	3.5	3.5	0.1	3.6
Other current and non-current assets	61.7	—	61.7	0.1	61.8
Total assets acquired:	1,449.0	(200.7)	1,248.3	28.2	1,276.5
Liabilities Assumed
Current portion of long-term debt	154.5	(4.5)	150.0	—	150.0
Unfavorable contracts liabilities	—	69.7	69.7	—	69.7
Other current and non-current liabilities	643.3	—	643.3	—	643.3
Total liabilities assumed:	797.8	65.2	863.0	—	863.0
Non-controlling interest	67.4	(0.1)	67.3	—	67.3
Net assets to be acquired:	583.8	(265.8)	318.0	28.2	346.2

Purchase consideration, net[3]	346.2
Less: fair values of net assets acquired	(318.0)
Excess purchase consideration	28.2
(1) The amounts derecognized upon disposal reflects the aggregate assets and liabilities that were specifically identifiable and directly attributable to the entities, acquired pursuant to the Vessel SPA, that closed on various dates from March 3, 2022 to April 5, 2022 and the four management entities, acquired pursuant to the ManCo SPA that closed on June 30, 2022.

(2) Represents the fair value and other adjustments to the assets and liabilities of entities acquired pursuant to the Vessel SPA and the ManCo SPA as of the respective disposal dates. The adjustment to Vessels and equipment, net reflect these assets at fair value consistent with the revaluation adjustment, including an impairment of vessels, recognized by the Parent in accordance with ASC 360 Property, plant and equipment, following the classification of such long-lived assets as held-for-sale within the Parent's consolidated financial statements. However, for the purposes of GSVM the vessels were deemed as held for use and therefore no similar impairment has been recognized during the Predecessor Period within the combined carve-out statement of operations.

(3) The purchase price of each vessel under the Vessel SPA was $145 million per vessel, subject to working capital and debt adjustments, for each of the eight modern LNG carriers totaling to $1,160.0 million (the "Vessel SPA Purchase Price"). The Purchase Consideration, net is reconciled below:

(in $ millions)		Description

Vessel SPA purchase price	1,160.0	Vessel SPA purchase price of $145 million per vessel.
Less: Debt and leases settled	(587.3)	The settlement of the legacy debt and sale and leaseback obligations on six of the eight vessels, which was partly financed by CoolCo's $570 million bank facility (Note 18)
Less: Leases assumed	(233.7)	Relates to the assumed existing sale and leaseback arrangements from Golar secured by the Golar Ice and Golar Kelvin. These leases are eliminated on consolidation (Note 5)
Add: Working capital adjustments	0.6
Net purchase consideration to Golar under the Vessel SPA	339.6
Settled in the form of cash of $211.7 million and 12,500,000 CoolCo shares with an equivalent value of $127.9 million, issued to Golar for entities acquired at the respective acquisition dates pursuant to the Vessel SPA.

Add: ManCo SPA Consideration	6.6	This relates to the cash consideration for the ManCo SPA.
Purchase consideration, net	346.2
The details of the Acquired Vessel SPVs are as follows:

Date	Name	Purpose
November 10, 2022	Pernli Marine Limited	Owns and operates Kool Baltic
November 10, 2022	Persect Marine Limited	Owns and operates Kool Boreas
November 10, 2022	Felox Marine Limited	Owns and operates Kool Firn
November 10, 2022	Respent Marine Limited	Owns and operates Kool Orca
The table below presents the aggregated fair values of the Acquired Vessel SPVs and excess of fair value over purchase consideration allocated to the assets acquired and liabilities assumed based upon fair values determined by CoolCo.

	Successor (Consolidated)
(in $ millions)	Aggregated amounts on acquisition[1] (A)	Fair value and other adjustments (B)	Fair value of amounts acquired C = A + B	Excess fair values over purchase consideration allocation (D)	Amounts recognized upon acquisition E = C - D
Assets Acquired
Vessels	640.6	149.7	790.3	(45.7)	744.6
Favorable Contract Intangible Assets	—	5.4	5.4	—	5.4
Other current and non-current assets	2.2	—	2.2	—	2.2
Total assets acquired:	642.8	155.1	797.9	(45.7)	752.2
Liabilities Assumed
Long-term debt	520.0	—	520.0	—	520.0
Unfavorable contracts liabilities	—	89.3	89.3		89.3
Other liabilities	7.7	—	7.7	—	7.7
Total liabilities assumed:	527.7	89.3	617.0	—	617.0

Net assets to be acquired:	115.1	65.8	180.9	(45.7)	135.2

Fair values of net assets acquired		180.9
Less: Purchase consideration, net[2]		(135.2)
Excess of fair values over purchase consideration		45.7

(1) Represents the aggregated balances of assets acquired and liabilities assumed that were specifically identifiable and directly attributable to each of the Acquired Vessel SPVs, acquired pursuant to the transactions contemplated under the MSA which closed on November 10, 2022.

(2) The aggregate purchase price under the MSA was $662.8 million offset by (i) $520.0 million debt assumed; and (ii) $7.6 million of working capital adjustments, resulting in net cash purchase consideration paid to EPS of $135.2 million.